LAND USE RIGHTS, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6.           LAND USE RIGHTS, NET

Land use rights represent acquired right to use the parcel of land on which the Group’s regional headquarters and affiliated industrial park stand. In 2021, the Group acquired the land use rights in Shanghai from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Cost	1,036,178	1,036,178
Accumulated amortization	(17,270)	(27,630)
Land use rights, net	1,018,908	1,008,548

The total amortization expense for the six months ended June 30, 2021 and 2022 amounted to RMB 6,908 (unaudited) and RMB 10,360, respectively.

6.           LAND USE RIGHTS, NET

Land use rights represent acquired right to use the parcel of land on which the Group’s regional headquarters and affiliated industrial park stand. In 2021, the Group acquired the land use rights in Shanghai from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use rights are summarized as follows:

	December 31,	September 30,
	2021	2022
	RMB	RMB
Cost	1,036,178	1,036,179
Accumulated amortization	(17,270)	(32,813)
Land use rights, net	1,018,908	1,003,366

The total amortization expense for the nine months ended September 30, 2021 and 2022 amounted to RMB12,089 and RMB15,543 respectively.